Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Reportable Segment Financial Information
The following table presents selected financial information with respect to the Company’s single reportable segment as follows (in thousands):

	Three Months Ended December 31,		Six Months Ended December 31,
	2024	2025	2024	2025
Revenues	$175,338	$296,404	$329,351	$579,678
Cost of Revenues	111,583	194,648	199,151	379,970

Gross Profit	63,755	101,756	130,200	199,708

Operating Expenses
Selling, general and administrative expenses	29,656	68,145	55,803	121,728
Depreciation and amortization	15,154	13,521	32,851	26,727

Total operating expenses	44,810	81,666	88,654	148,455

Income from Operations	18,945	20,090	41,546	51,253
Total Other Expense, net	(11,668)	(20,581)	(25,721)	(33,254)
Income Tax Benefit (Expense)	(846)	400	(2,057)	(2,534)

Net (Loss) Income	$6,431	$(91)	$13,768	$15,465

The following table presents selected financial information with respect to the Company’s single operating segment as follows (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Revenues	$64,478	$181,310	$753,188
Cost of Revenues	40,664	113,570	475,122

Gross Profit	23,814	67,740	278,066

Operating Expenses
Selling, general and administrative expenses	11,321	52,077	146,270
Depreciation and amortization	93	20,418	59,559

Total Operating Expenses	11,414	72,495	205,829

Income (Loss) from Operations	12,400	(4,755)	72,237
Total Other Expense, net	(749)	(20,404)	(49,451)
Income Tax (Expense) Benefit	(3,190)	5,957	(5,340)

Net Income (Loss)	$8,461	$(19,202)	$17,446